UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-09987

 NAME OF REGISTRANT:                     Floating Rate Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2008 - 06/30/2009


Floating Rate Portfolio
--------------------------------------------------------------------------------------------------------------------------
 PIONEER FLOATING RATE TRUST                                                                 Agenda Number:  932942798
--------------------------------------------------------------------------------------------------------------------------
        Security:  72369J102
    Meeting Type:  Special
    Meeting Date:  22-Sep-2008
          Ticker:  PHD
            ISIN:  US72369J1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DANIEL K. KINGSBURY*                                      Mgmt          For                            For
       BENJAMIN M. FRIEDMAN*                                     Mgmt          For                            For
       MARGARET B.W. GRAHAM*                                     Mgmt          For                            For



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Floating Rate Portfolio
By (Signature)       /s/ Scott H. Page
Name                 Scott H. Page
Title                President
Date                 08/25/2009